Related Party Transactions - Schedule of Amounts Due to Related Parties (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Mr. Zhan Jie [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	$ 538,570